Related party transactions	3 Months Ended
Mar. 31, 2023
Related party transactions
Related party transactions

12. Related party transactions

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017-Current
Michele Neuber	Employee	07/01/2019 - 03/31/2022
Lisa Franz	Employee	10/01/2021-02/18/2022
Romy Ederer	Employee	03/06/2023-04/14/2023

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 1, in each, first quarter 2023 and first quarter 2022.

Further, voxeljet acquired goods amounting to kEUR 0 and kEUR 0 in the first quarter of 2023 and 2022, respectively from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

Further, voxeljet received orders amounting to kEUR 0 and kEUR 0 in the first quarter 2023 and 2022, respectively from ‘DSCS Digital Supply Chain Solutions GmbH’, which is an associated company where the Company owns 33.3%. Shareholders of DSCS have initiated the wind-up of DSCS, which will be finalized by DSCS’s removal from the commercial register, expected to take place in the second half of 2023.

In addition, voxeljet employed Michele Neuber as an intern between July 2019 and March 2022. Michele Neuber is the son of Volker Neuber, who has been a member of voxeljet’s supervisory board since July 2020. Michele Neuber received a salary of kEUR 1 in the first quarter of 2022.

In addition, voxeljet employed Lisa Franz, who is the daughter of Rudolf Franz, the Chief Operating Officer and Chief Financial Officer of voxeljet, as an intern between October 2021 and February 2022. She received a salary of kEUR 1 in the first quarter of 2022.

Further, voxeljet employed Romy Ederer, who is the daughter of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet, as an intern between March and April 2023. She received a salary of kEUR 1 in the first quarter of 2023.

All related party transactions voxeljet entered into were made on an arm's length basis.